Taxes - Summary of the Changes in the Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Change In Deferred Income Tax [Line Items]
Cumulative translation adjustment	$ 2,061	$ (24,543)
Deferred tax assets	3,438	4,307
Deferred tax liabilities	(1,196)	(263)
Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	4,044	5,784
Recognized in the statement of income for the period (***)	(415)	913
Recognized in shareholders' equity	(1,220)	(3,273)
Cumulative translation adjustment	75	564
Use of tax credits	(271)
Others	29	56
Ending balance	2,242	4,044
Deferred tax assets	3,438	4,307
Deferred tax liabilities	(1,196)	(263)
Deferred Income Taxes [Member] | Provision for legal proceedings [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	1,128	792
Recognized in the statement of income for the period (***)	1,134	183
Cumulative translation adjustment	(40)	179
Others	(21)	(26)
Ending balance	2,201	1,128
Deferred Income Taxes [Member] | Oil and gas exploration costs [Member] | Exploration and decommissioning costs [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	(11,205)	(10,323)
Recognized in the statement of income for the period (***)	363	1,078
Cumulative translation adjustment	150	(1,960)
Ending balance	(10,692)	(11,205)
Deferred Income Taxes [Member] | Others [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	937	1,291
Recognized in the statement of income for the period (***)	(1,292)	(533)
Cumulative translation adjustment	45	106
Others	(188)	73
Ending balance	(498)	937
Deferred Income Taxes [Member] | Loans, trade and other receivables/ payables and financing [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	3,512	7,613
Recognized in the statement of income for the period (***)	(1,099)	(374)
Recognized in shareholders' equity	(887)	(4,629)
Cumulative translation adjustment	34	918
Others	(16)	(16)
Ending balance	1,544	3,512
Deferred Income Taxes [Member] | Finance leases [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	(90)	(350)
Recognized in the statement of income for the period (***)	(64)	36
Recognized in shareholders' equity		301
Cumulative translation adjustment	4	(68)
Others	20	(9)
Ending balance	(130)	(90)
Deferred Income Taxes [Member] | Tax losses [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	6,040	5,215
Recognized in the statement of income for the period (***)	278	(230)
Recognized in shareholders' equity	(69)	(3)
Cumulative translation adjustment	(67)	1,094
Use of tax credits	(271)
Others	120	(36)
Ending balance	6,031	6,040
Deferred Income Taxes [Member] | Inventories [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	429	353
Recognized in the statement of income for the period (***)	130	21
Cumulative translation adjustment	(6)	55
Others	16
Ending balance	569	429
Deferred Income Taxes [Member] | Employee Benefits [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	3,009	1,199
Recognized in the statement of income for the period (***)	(4)	522
Recognized in shareholders' equity	(273)	1,058
Cumulative translation adjustment	(34)	252
Others	(10)	(22)
Ending balance	2,688	3,009
Deferred Income Taxes [Member] | Others [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	284	(6)
Recognized in the statement of income for the period (***)	139	210
Recognized in shareholders' equity	9
Cumulative translation adjustment	(11)	(12)
Others	108	92
Ending balance	$ 529	$ 284